Non-current assets	12 Months Ended
Dec. 31, 2025
Aegon Ltd. [member]
Disclosure Of Non Current Assets [Line Items]
Non-current assets
10
Non-current
assets

	2025	2024

Lease assets	19	26

Reimbursement rights	16	5

Property, Plant & Equipment	18	9

Total	53	40
Lease assets include the
right-of-use
asset and the net investment in the lease for Aegon’s new office at World Trade Center (WTC) Schiphol Airport, and the partial sublease to Aegon Asset Management.